Audit, audit related and other non-audit services	12 Months Ended
Mar. 31, 2018
Non Audit Fees [Abstract]
Audit, audit related and other non-audit services

7. Audit, audit related and other non-audit services

The following fees were paid or are payable to the company’s auditors, PricewaterhouseCoopers LLP and other firms in the PricewaterhouseCoopers network.

Year ended 31 March	2018 £000	2017 £000	2016 £000

Fees payable to the company’s auditors and its associates for:
Audit services[a]
The audit of the parent company and the consolidated financial statements	5,418	4,316	3,915
The audit of the company’s subsidiaries	5,877	5,675	5,084
	11,295	9,991	8,999

Audit related assurance services[b]	1,771	1,865	2,210
Other non-audit services
Taxation compliance services[c]	–	366	412
Taxation advisory services[d]	–	111	156
All other assurance services[e]	211	200	1,611
All other services[f]	592	2,332	1,665
	803	3,009	3,844
Total services	13,869	14,865	15,053

[a]

Services in relation to the audit of the parent company and the consolidated financial statements, including fees for reports under section 404 of the Sarbanes-Oxley Act. This also includes fees payable for the statutory audits of the financial statements of subsidiary companies.

[b]

Services in relation to other statutory filings or engagements that are required by law or regulation to be carried out by an appointed auditor. This includes fees for the review of interim results, the audit of the group’s regulatory financial statements and reporting associated with the group’s US debt shelf registration.

[c]	Services relating to tax returns, tax audits, monitoring and enquiries.
[d]	Fees payable for all taxation advisory services not falling within taxation compliance.
[e]

All other assurance services include fees payable to PricewaterhouseCoopers LLP as Reporting Accountants in 2015/16 in relation to the Listing Prospectus, which was issued on 26 January 2016 for the issue of new shares.

[f]	Fees payable for all non-audit services not covered above, principally comprising other advisory services.

The BT Pension Scheme is an associated pension fund as defined in the Companies (Disclosure of Auditor Remuneration and Liability Limitation Agreements) (Amendment) Regulations 2011. In the year ended 31 March 2018 PricewaterhouseCoopers LLP received total fees from the BT Pension Scheme of £2.1m (2016/17: £2.1m, 2015/16: £1.7m) in respect of the following services:

Year ended 31 March	2018 £000	2017 £000	2016 £000

Audit of financial statements of associates	345	251	213
Audit-related assurance services	–	–	10
Taxation compliance services	153	210	198
Taxation advisory services	1,074	493	681
Other non-audit services	565	1,168	603
Total services	2,137	2,122	1,705